Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Disclosures
10. Derivatives and Fair Value Disclosures
The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to two floating-to-fixed
interest rate swaps with various major financial institutions at December 31, 2023 (2022: seven swaps) covering notional amounts aggregating to $42,510,194 at December 31, 2023 (2022: $100,683,377) pursuant to which it pays fixed rates and receives floating rates based on the SOFR (2022: LIBOR). These agreements contain no leverage features. As of December 31, 2023 one derivative contract (2022: six contracts) qualified for hedge accounting since its inception.
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2022 and 2023.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset December 31, 2022	Notional Amount December 31, 2022	Fair Value Asset December 31, 2023	Notional Amount December 31, 2023

Swap 1	August 16, 2017	June 21, 2023	2.12%	3-month U.S. dollar SOFR	$536,901	$10,664,750	—	—
Swap 2	April 10, 2018	December 11, 2025	2.74%	3-month U.S. dollar SOFR	$955,139	$23,308,000	$731,814	$21,236,000
Swap 3	February 16, 2019	June 21, 2023	2.89%	3-month U.S. dollar SOFR	$256,813	$10,664,750	—	—
Swap 4	January 21, 2021	June 13, 2023	0.73%	3-month U.S. dollar SOFR	$1,398,984	$11,866,750	—	—
Swap 5	January 21, 2021	March 31, 2023	0.73%	3-month U.S. dollar SOFR	$1,393,330	$11,829,250	—	—
Swap 6	January 21, 2021	March 31, 2023	0.74%	3-month U.S. dollar SOFR	$864,286	$7,197,547	—	—
Swap 7	February 5, 2022	June 30, 2026	1.49%	3-month U.S. dollar SOFR	$1,697,402	$25,152,330	$1,126,863	$21,274,194
Total					$7,102,855	$100,683,377	$1,858,677	$42,510,194
The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated balance sheets, as a component of accumulated other comprehensive income.
Tabular disclosure of financial instruments is as follows:

		December 31,
		2022		2023
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	5,405,453	—	731,814	—

Total derivatives designated as hedging instruments		5,405,453	—	731,814	—

		December 31,
		2022		2023
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	1,697,402	—	1,126,863	—

Total derivatives not designated as hedging instruments		1,697,402	—	1,126,863	—

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2021	2022	2023
Interest Rate Swap — Reclassification from OCI	Gain on derivatives	265,610	—	—
Interest Rate Swap — Change in Fair Value	Gain on derivatives	—	1,697,401	(570,539)
Interest Rate Swap — Realized (expense)/income	Gain on derivatives	(25,457)	1,061	808,157

Total gain on derivatives		240,153	1,698,462	237,618

	Location of (Loss)/Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2021	2022	2023
Interest Rate Swap — Realized (expense)/income	Interest and finance costs	(2,183,187)	(126,241)	4,771,235

Total loss on derivatives		(2,183,187)	(126,241)	4,771,235

The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized (Loss)/ Income on cash flow hedges
Balance, January 1, 2021	(4,952,823)

Other comprehensive loss before reclassifications	(68,699)
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	2,183,187
Other reclassification adjustments	(265,610)

Balance, December 31, 2021	(3,103,945)

Other comprehensive income before reclassifications	8,164,187
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	126,241

Balance, December 31, 2022	5,186,483

Other comprehensive income before reclassifications	316,566
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(4,771,235)

Balance, December 31, 2023	731,814

Fair Value of Financial Instruments and Concentration of Credit Risk
: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, short-term investments, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, short-term investments and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance
by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, short-term investments, restricted cash, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents, short-term investments and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being SOFR. SOFR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based SOFR swap yield curves. SOFR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.
Fair Value Disclosures:
The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2022:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	7,102,855	—	7,102,855	—

Total	7,102,855	—	7,102,855	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2023:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	1,858,677	—	1,858,677	—

Total	1,858,677	—	1,858,677	—

The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	2,375,000	—	2,375,000	—	(529,532)

Total	2,375,000	—	2,375,000	—	(529,532)
As a result of the impairment analysis performed as of March 31, 2022, the vessel Gas Monarch (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $529,532. This vessel was sold on May 23, 2022 (Note 6).

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	10,800,000	—	10,800,000	—	(2,591,924)

Long-lived assets held and used	2,100,000		2,100,000		(45,578)

Total	12,900,000	—	12,900,000	—	(2,637,502)
The vessels Gas Prodigy and Gas Spirit were classified as held for sale as of December 31, 2022 (Note 6) and were recognized at their fair value of $10,800,000 less costs to sell of $220,404. The fair value was determined based on the transaction price, as the sale price was agreed with unaffiliated third parties. Furthermore, as a result of the impairment analysis performed as of December 31, 2022, the vessel Gas Galaxy (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $57,320 (Note 6).

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	35,340,000	—	35,340,000	—	(2,759,553)

Total	35,340,000	—	35,340,000	—	(2,759,553)
The vessels Eco Green and Eco Dream were classified as held for sale as of December 31, 2023 (Note 6) and were recognized at their fair value of
$35,340,000
less costs to sell of $
706,800
. The fair value was determined based on the transaction price, as the sale price was agreed with unaffiliated third parties.